Class A C I | RiverFront Global Growth Fund
SUMMARY SECTION RIVERFRONT GLOBAL GROWTH FUND (THE “FUND”)
INVESTMENT OBJECTIVE
The Fund seeks to achieve long-term capital appreciation through a fully managed investment policy utilizing United States and foreign equity securities, debt and money market securities, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “BUYING, EXCHANGING AND REDEEMING SHARES” at page 81 of the Prospectus and “PURCHASE, EXCHANGE & REDEMPTION OF SHARES” at page 81 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Class A C I RiverFront Global Growth Fund	Class A		Class C		Class I
Maximum sales charge (load) on purchases (as a percentage of offering price)	5.50%	[1]	none		none
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	1.00%	[1]	1.00%	[2]	none
Redemption Fee	none		none		none
[1]	If you invest $1 million or more, either as a lump sum or through the Fund's accumulation or letter of intent programs, you can purchase Class A shares without an initial sales charge (load); however, a Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class A shares redeemed within the first 18 months after a purchase in excess of $1 million.
[2]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Class A C I RiverFront Global Growth Fund		Class A	Class C	Class I
Management Fees		0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees		0.25%	0.75%	none
Other Expenses		0.38%	0.63%	0.38%
Shareholder Services Fees		none	0.25%	none
Other Fund Expenses		0.38%	0.38%	0.38%
Acquired Fund Fees and Expenses		0.27%	0.27%	0.27%
Total Annual Fund Operating Expenses		1.75%	2.50%	1.50%
Fee Waiver and Expense Reimbursement	[1]	(0.33%)	(0.33%)	(0.33%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		1.42%	2.17%	1.17%
[1]	ALPS Advisors, Inc. (the "Adviser") and RiverFront Investment Group, LLC (the "Sub-Adviser") have contractually agreed to limit the amount of total annual expenses of the Fund (exclusive of distribution and service (12b-1) fees, shareholder services fees, acquired fund fees and expenses, brokerage commissions, taxes and extraordinary expenses) to 0.90% of the average daily net assets for the Class A, Class C and Class I shares. This agreement is in effect through August 31, 2014. Each of the Adviser and the Sub-Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the agreement described above to the extent that the Fund's expenses in later periods fall below the annual rates set forth in the relevant agreement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fee and expense was deferred. This agreement may not be terminated or modified prior to this date except with the approval of the Board of Trustees.

Example
This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. After one year, the Example does not take into consideration any agreement by the Adviser to waive fees. Although your actual costs may be higher or lower, based on these assumptions your cost would be:
Number of Years You Own Your Shares
Expense Example Class A C I RiverFront Global Growth Fund (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A Shares	687	1,040	1,417	2,471
Class C Shares	320	747	1,300	2,807
Class I Shares	119	442	787	1,760

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Class A C I RiverFront Global Growth Fund (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A Shares	687	1,040	1,417	2,471
Class C Shares	220	747	1,300	2,807
Class I Shares	119	442	787	1,760

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and, for U.S. federal income tax purposes, may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover was 113% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
The Fund is designed to meet investor needs for a diversified portfolio solution with a defined risk objective of long-term growth through a fully managed investment policy utilizing United States and foreign equity securities, debt and money market securities, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends. The portfolio is built around a strategic allocation which allocates the portfolio’s investments to large cap stocks, small- and mid-cap stocks, international securities (including emerging markets), and other investments. The Fund will normally be fully invested in equity securities, including common stock and exchange-traded funds (“ETFs”). The portfolio management team may depart from the targeted allocation range when they feel that certain sectors of the financial markets are overvalued or undervalued.
PRINCIPAL RISKS OF THE FUND
The following is a description of the principal risks of the Fund’s portfolio, which may adversely affect its net asset value and total return. There are other circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment objective. It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.
  Allocation Risk. The performance of the Fund relative to its benchmark will depend largely on the decisions of RiverFront Investment Group, LLC (the “Sub-Adviser” or “RiverFront”) as to strategic asset allocation and tactical adjustments made to the asset allocation. At times, RiverFront’s judgments as to the asset classes in which the Fund should invest may prove to be wrong, as some asset classes may perform worse than others or the equity markets generally from time to time or for extended periods of time.
  Management Risk. The Sub-Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset classes, securities or sectors may prove to be incorrect. Such errors could result in a negative return and a loss to you.
  Sector and Securities Selection Risk. The performance of the Fund is related to the economic sectors that RiverFront may choose to emphasize or deemphasize from time to time, as well as to the individual securities selected by RiverFront within those sectors. The investment returns for particular economic sectors will fluctuate and may be lower than other sectors. In addition, the individual securities chosen for investment within a particular sector may underperform other securities within that same sector.
  Stock Market Risk. The Fund will invest significantly in common stocks. Stock prices vary and may fall, often in tandem with fluctuations in the overall stock markets, thus reducing the value of the Fund’s investments. Certain stocks selected for the Fund’s portfolio may decline in value more than the overall stock markets.
  Equity Securities Risk. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.
  Style Investing Risk. To the extent the Fund focuses on a particular style of stocks (such as growth or value), its performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style. Growth stocks, which are characterized by high price-to-earnings ratios, may be more volatile than value stocks with lower price-to-earnings ratios.
  Small- and Mid-Cap Risk. From time to time, the Fund may invest significantly in small-capitalization and mid-capitalization stocks, which are often more volatile and less liquid than investments in larger companies. The frequency and volume of trading in securities of smaller and mid-size companies may be substantially less than is typical of larger companies. Therefore, the securities of smaller and mid-size companies may be subject to greater and more abrupt price fluctuations. In addition, smaller and mid-size companies may lack the management experience, financial resources and product di- versification of larger companies, making them more susceptible to market pressures and business failure.
  ETF Investment Risk. ETFs are investment companies that are bought and sold on a securities exchange. The price of an ETF can fluctuate within a wide range, and the Fund could lose money by investing in an ETF if the prices of the securities owned by the ETF go down. The market price of an ETF’s shares may trade at a premium or discount to their net asset value, meaning that the Fund could pay more to purchase shares of an ETF, or receive less in a sale of shares of an ETF, than the net asset value of the ETF. ETFs are also subject to potential liquidity risk because an active trading market for an ETF’s shares may not develop or be maintained, trading of an ETF’s shares may be halted from time to time, or the shares may be de-listed from the exchange. In addition, the Fund incurs its proportionate shares of the expenses of the ETFs in which it invests, which has the effect of increasing the operating expenses of the Fund and thus the costs of your investment in the Fund.
  Foreign Issuer and Emerging Markets Risk. The Fund will invest in securities of foreign issuers, which are subject to certain inherent risks, such as political or economic disruptions or instability of the country of issue, the difficulty of predicting international trade patterns, foreign currency fluctuations, and the possibility of imposition of exchange controls. Such securities may also be subject to greater variations in price than securities of domestic corporations. At times, the prices of foreign stocks and the prices of U.S. stocks have moved in opposite directions. Foreign securities may be less liquid and involve higher transaction costs, as foreign securities markets may be less efficient than U.S. markets. In addition, there may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments, which could affect investment in those countries.

PERFORMANCE INFORMATION
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The performance shown for periods prior to September 27, 2010 reflects the performance of the RiverFront Long-Term Growth Fund, a series of Baird Funds, Inc., as a result of a prior reorganization of the Baird Funds — RiverFront Long-Term Growth Fund into the Fund, without the effect of any fee and expense limitations or waivers. If the Fund’s shares had been available during the periods shown, the performance shown may have been different.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.alpsfunds. com or by calling 866.759.5679.
Calendar Year Annual Returns for Class A Shares (for periods ending 12/31)

Best Quarter – June 30, 2009 16.70% Worst Quarter – September 30, 2011 -19.32% The Fund’s Class A share year-to-date return as of June 30, 2013 was 4.56%.
After-tax returns are shown only for Class A shares, and the after-tax returns for Class C and Class I shares will vary. After-tax returns are calculated by using the highest historical individual federal marginal income tax rates (i.e., maximum rates) and do not include state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts (i.e., retirement plans or Individual Retirement Accounts).
Average Annual Total Returns (for the period ended December 31, 2012)
Average Annual Total Returns Class A C I RiverFront Global Growth Fund	One Year	Since Inception	Inception Date
Class A Shares	8.83%	9.86%	Oct. 28, 2008
Class A Shares Return After Taxes on Distributions	8.38%	9.07%	Oct. 28, 2008
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	5.88%	8.21%	Oct. 28, 2008
Class C Shares	13.26%	10.54%	Oct. 28, 2008
Class I Shares	15.48%	11.64%	Oct. 28, 2008
MSCI ACWI (All Country World Index) (reflects no deduction for fees, expenses or taxes)	16.13%	13.70%	Oct. 28, 2008
S&P 500® Index	15.48%	13.01%	Oct. 28, 2008